UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21051

                         BlackRock Maryland Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Maryland Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:           August 31, 2006

Date of reporting period:           May 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2006

BlackRock Maryland Municipal Bond Trust (BZM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—152.2%
			Maryland—120.4%
NR	$ 500		Annapolis Spl. Oblig. RB, Park Place Proj., Ser. A, 5.35%, 7/01/34	01/15 @ 101	$ 504,330
A3	2,870		Anne Arundel Cnty. Econ. Dev. RB, Cmnty. Coll. Proj., 5.25%, 9/01/28	09/12 @ 102	3,016,600
			Baltimore Cnty. GO,
AAA	2,000	[3]	Met 67th Dist. Proj., 5.00%, 6/01/22	06/11 @ 101	2,097,720
AAA	2,000		Met 68th Dist. Proj., 5.00%, 8/01/28	08/12 @ 100	2,076,000
			Baltimore Wstwtr. Proj. RB,
AAA	2,000		Ser. A, 5.125%, 7/01/42, FGIC	07/12 @ 100	2,060,340
AAA	3,500		Ser. A, 5.20%, 7/01/32, FGIC	07/12 @ 100	3,672,375
NR	1,000		Baltimore ST, Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,057,920
NR	1,000		Frederick Cnty. ST, Urbana Cmnty. Dev. Auth. Proj., 6.625%, 7/01/25	07/07 @ 102	1,031,540
			Hlth. & Higher Edl. Facs. Auth. RB,
A	2,000		Brd. of Child Care Proj., 5.375%, 7/01/32	07/12 @ 100	2,099,600
BBB+	1,990		Carroll Cnty. Gen. Hosp. Proj., 6.00%, 7/01/37	07/12 @ 100	2,096,226
AA	2,000		Johns Hopkins Univ. Proj., Ser. B, 5.00%, 7/01/41	07/11 @ 100	2,034,860
A	2,000		Loyola Coll. Proj., 5.00%, 10/01/39	10/09 @ 101	2,029,340
A	2,000		Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	2,081,680
A+	2,000		Univ. of Maryland Med. Sys. Proj., 5.25%, 7/01/34	07/11 @ 100	2,044,540
			Indl. Dev. Fin. Auth. RB,
A+	1,905		Nat. Aquarium Baltimore Fac. Proj., Ser. B, 5.20%, 11/01/26	11/12 @ 100	1,978,419
NR	1,000		Our Lady of Good Counsel Sch. Proj., Ser. A, 6.00%, 5/01/35	05/15 @ 100	1,056,820
			Montgomery Cnty. Lease RB, Metrorail Garage Proj.,
AA	500		5.00%, 6/01/23	06/12 @ 100	518,305
AA	1,435		5.00%, 6/01/24	06/12 @ 100	1,487,535
NR	1,500		Prince Georges Cnty. SO, 5.20%, 7/01/34	07/15 @ 100	1,487,415
			St. Marys Coll. Academic & Auxil. Fees RB,
AAA	1,000		Ser. A, 5.00%, 9/01/27, AMBAC	09/12 @ 101	1,038,670
AAA	1,000		Ser. A, 5.00%, 9/01/32, AMBAC	09/12 @ 101	1,033,030
AAA	2,000		Transp. Auth. Arpt. Pkg. RB, Baltimore/Wash. Intl. Arpt., Ser. B, 5.125%, 3/01/24, AMBAC	03/12 @ 101	2,058,380

					38,561,645

			Multi-State—7.0%
Baa1	2,000	[4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,240,540

			Puerto Rico—24.8%
BBB	2,000		Children’s Trust Fund Tobacco Settlement RB, 5.50%, 5/15/39	05/12 @ 100	2,046,240
AAA	2,060		Elec. Pwr. Auth. RB, Ser. HH, 5.25%, 7/01/29, FSA	07/10 @ 101	2,178,924
AAA	2,000	[5]	Hwy. & Transp. Auth. RB, Ser. D, 5.25%, 7/01/12	N/A	2,161,500
			Pub. Bldgs. Auth. Gov’t. Facs. RB,
A-	1,100	[5]	Ser. D, 5.375%, 7/01/12	N/A	1,190,024
BBB	350		Ser. D, 5.375%, 7/01/33	07/12 @ 100	362,715

					7,939,403

			Total Investments—152.2% (cost $46,062,9026)		$ 48,741,588
			Other assets in excess of liabilities—4.0%		1,295,861
			Preferred shares at redemption value, including dividends payable—(56.2)%		(18,009,468)

			Net Assets Applicable to Common Shareholders—100%		$ 32,027,981

1

BlackRock Maryland Municipal Bond Trust (BZM)

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security pledged as collateral.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2006, the Trust held 7.0% of its net assets, with a current market value of $2,240,540, in securities restricted as to resale.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Cost for Federal income tax purposes is $46,057,049. The net unrealized appreciation on a tax basis is $2,684,539, consisting of $2,697,124 gross unrealized appreciation and $12,585 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SO	—	Special Obligation Bond
FSA	—	Financial Security Assurance	ST	—	Special Tax
GO	—	General Obligation

2

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BlackRock Maryland Municipal Bond Trust

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/   Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 26, 2006

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006